Document and Entity Information	6 Months Ended
Jun. 30, 2023
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	ENETI INC.
Entity Central Index Key	0001587264
Document Period End Date	Jun. 30, 2023
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2023